FINANCIAL INSTRUMENTS - RISK MANAGEMENT	12 Months Ended
Jun. 30, 2026
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
FINANCIAL INSTRUMENTS - RISK MANAGEMENT

15.    FINANCIAL INSTRUMENTS – RISK MANAGEMENT

The Group is exposed to a variety of financial risks that arise from its activities and from its use of financial instruments. This Note provides information on the Group’s exposure to certain main risks, the Group’s objectives, policies and processes regarding the measurement and management of each risk.

The Group does not use derivative financial instruments to hedge any of the above risks.

General objectives, policies and processes

The Board of Directors has overall responsibility for establishing and monitoring the Group’s risk management objectives and policies and, whilst retaining ultimate responsibility for them, it has delegated the function to design and operate processes that ensure the effective implementation of the objectives and policies to the management that periodically reports to the Board of Directors on the evolution of the risk management activities and results. The overall objective of the Board of Directors is to set policies that seek to reduce risk as much as possible without unduly affecting the Group’s competitiveness and flexibility.

The Group’s risk management policy is established to identify and analyze the risks facing the Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. The risks and methods for managing the risks are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all the employees understand their roles and obligations.

The Group seeks to use suitable means of financing to minimize the Group’s capital costs and to manage and control the Group’s financial risks effectively. There have been no substantive changes in the Group’s exposure to financial instrument risks, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods unless otherwise stated in this Note.

The Group adopted a code of ethics applicable to its principal executive, financial and accounting officers and all employees.

The principal risks and uncertainties facing the business, set out below, do not appear in any order of potential materiality or probability of occurrence.

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty fails to meet its contractual obligations, which derive mainly from trade and other receivables, as well as from cash and deposits in financial institutions.

The credit risk to which the Group is exposed is mainly defined in the Group’s accounts receivable followed by cash and cash equivalents, with the logical importance of being able to satisfy the Group’s needs in the short term.

Trade and other receivables

Credit risk is the risk of financial loss to the Group if a customer or counterparty fails to meet its contractual obligations and derives mainly from trade receivables and other receivables generated by services and product sales. The Group is also exposed to political and economic risk events, which may cause nonpayment of local and foreign currency obligations to the Group owed by customers, partners, contractors and suppliers.

The Group sells its products to a diverse base of customers. Customers include multinational and local agricultural companies, distributors, and farmers who purchase the Group’s products. Type and class of customers may differ depending on the Group’s business segments.

The Group’s management determines concentrations of credit risk by periodically monitoring the credit worthiness rating of existing customers and through a monthly review of the trade receivables’ aging analysis. In monitoring the customers’ credit risk, customers are grouped according to their credit characteristics.

The Group’s policy is to manage credit exposure to counterparties through a process of credit rating. The Group performs credit evaluations of existing and new customers, and every new customer is examined thoroughly regarding the quality of its credit before offering the customer transaction terms. The examination made by the Group includes outside credit rating information, if available. Additionally, and even if there is no independent outside rating, the Group assesses the credit quality of the customer considering its financial position, experience, bank references and other factors. A credit limit is prescribed for each customer. These limits are examined periodically. Customers that do not meet the Group’s criteria for credit quality may do business with the Group on a prepayment basis or by furnishing collateral satisfactory to the Group. The Group may still seek collateral and guarantees as it may be considered appropriate regardless of the credit profile of any customer.

To cover trade receivables, the Group has credit insurance for main subsidiaries, which periodically analyzes its customer portfolio.

The financial statements contain specific provisions for doubtful debts, which properly reflect, in Management’s estimate, the loss embedded in debts, the collection of which is doubtful. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the statement of financial position after deducting any impairment allowance.

On that basis, the loss allowance as of June 30, 2026, was determined as follows:

	Gross carrying
	amount-trade	Expected Loss	Loss
	receivables	rate	allowance
Current	64,457,407	0.99%	639,043
More than 15 days past due	8,821,111	0.04%	3,572
More than 30 days past due	6,669,481	1.82%	121,148
More than 60 days past due	3,029,218	1.33%	40,425
More than 90 days past due	1,462,126	2.84%	41,591
More than 120 days past due	745,079	18.26%	136,075
More than 180 days past due	6,454,034	21.95%	1,416,876
More than 365 days past due	19,253,489	91.72%	17,658,376
Total 06/30/2026	110,891,945		20,057,106

Cash and deposits in banks

The Group is exposed to counterparty credit risk on cash and cash equivalent balances. The Group holds cash on deposit with a number of financial institutions. The Group manages its credit risk exposure by limiting individual deposits to clearly defined limits. The Group only deposits with high-quality banks and financial institutions.

The maximum exposure to credit risk is represented by the carrying amount of cash and cash equivalents in the statement of financial position.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting its financial obligations when they come due.

The Group’s approach to managing its liquidity risk is to manage the profile of debt maturities and funding sources, maintaining sufficient cash, and ensuring the availability of funding from an adequate amount of committed credit facilities. The Group’s ability to fund its existing and prospective debt requirements is managed by maintaining diversified funding sources with adequate committed funding lines from high-quality lenders.

The cash flow forecast is determined at both an entity level and consolidated level. The forecasts are reviewed by the Board of Directors in advance, enabling the Group’s cash requirements to be anticipated. The Group examines the forecasts for its liquidity requirements to ascertain that there is sufficient cash for the operating needs, including the amounts required to settle financial liabilities.

The following table sets out the contractual maturities of financial liabilities:

			Between one
	Up to 3	3 to 12	and three
As of June 30, 2026	months	months	years
Trade and other payables	21,436,416	36,238,028	41,956,936
Borrowings (1)	29,346,306	17,913,961	59,982,642
Secured notes (2)	121,956,575	—	—
Leasing liabilities	792,576	1,316,388	8,781,609
Consideration for acquisition	—	42,564	359,846
Total	173,531,873	55,510,941	111,081,033

			Between one
	Up to 3	3 to 12	and three
As of June 30, 2025	months	months	years
Trade and other payables	35,989,362	60,443,242	48,481,726
Borrowings	78,084,912	41,643,214	38,198,026
Secured notes (2)	102,270,445	—	—
Leasing liabilities	1,010,540	5,873,502	9,527,939
Consideration for acquisition	—	1,761,274	397,774
Total	217,355,259	109,721,232	96,605,465
(1)	As described in Note 7.12, the certain financing agreements were reclassified as current liability.
(2)	As described in Note 7.13, the Secured Notes were reclassified as current liability.

The generation of cash flow over the next twelve months depends on the success of the initiatives mentioned in Note 2, which cannot be guaranteed as they rely on factors not entirely within the Group’s control. The uncertainty surrounding our ability to secure additional financing contributes to material uncertainty that raises substantial doubt regarding the Group’s ability to continue as a going concern.

Currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rate. Currency on foreign exchange risk arises when the Group enters transactions denominated in a currency other than its functional currency.

The table below sets forth our net exposure to currency risk as of June 30, 2026:

Net foreign currency position	06/30/2026
Amount expressed in US$	(10,107,122)

Considering only this net currency exposure as of June 30, 2026 if a US Dollar revaluation or depreciation in relation to other foreign currencies with the remaining variables remaining constant, would have a positive or a negative impact on comprehensive income because of foreign exchange gains or losses. We estimate that a devaluation or an appreciation of the US Dollar of other currencies of 10% during the year ended June 30, 2026, would have resulted in a net pre-tax loss or gain of approximately $1.1 million.

Interest rate risk

The Group’s financing costs may be affected by interest rate volatility. Borrowings under the Group’s interest rate management policy may be fixed or floating rate. The Group maintains adequate committed borrowing facilities and holds most of its financial assets primarily in cash or checks collected from customers that are readily convertible into known amounts of cash.

The Group’s interest rate arises from long-term borrowing. Borrowings issued at floating rates expose the Group to cash flow interest rate risk. Borrowings issued at fixed rates expose the Group to fair value interest rate risk. The Group has not entered derivative contracts to hedge this exposure.

The Group’s debt composition is set out below:

	06/30/2026	06/30/2025
	Carrying	Carrying
	amount	amount
Fixed-rate instruments
Current financial liabilities	155,900,520	211,497,698
Non-current financial liabilities	69,124,097	48,123,739

Variable-rate instruments
Current financial liabilities	15,467,850	19,146,189

The Company does not use derivative financial instruments to hedge its interest rate risk exposure.

Capital risk

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

The Group manages its capital structure and adjusts it in the light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the amount of any dividends it could pay to shareholders, return capital to shareholders, issue new shares, or sell assets to reduce debt.

Financial instruments by category

The following tables show additional information required under IFRS 7 on the financial assets and liabilities recorded as of June 30, 2026, and 2025.

Financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	06/30/2026	06/30/2025	06/30/2026	06/30/2025
Cash and cash equivalents	7,215,888	19,488,145	4,027,070	13,206,934
Other financial assets	—	58	1,001,241	2,040,038
Trade receivables	98,943,073	168,366,767	—	—
Other receivables (*)	17,141,774	23,975,920	—	—
Total	123,300,735	211,830,890	5,028,311	15,246,972

(*) Advances expenses and tax balances are not included.

Financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	06/30/2026	06/30/2025	06/30/2026	06/30/2025
Trade and other payables	99,574,143	141,779,322	57,237	3,135,008
Borrowings	107,242,909	157,926,152	—	—
Secured notes	121,956,575	102,270,445	—	—
Lease liability	10,890,573	16,411,981	—	—
Consideration for acquisition	402,410	1,075,234	—	1,083,814
Total	340,066,610	419,463,134	57,237	4,218,822

Financial instruments measured at fair value

Fair value by hierarchy

According to the requirements of IFRS 7, the Group classifies each class of financial instrument valued at fair value into three levels, depending on the relevance of the judgment associated to the assumptions used for measuring the fair value.

Level 1 comprises financial assets and liabilities with fair values determined by reference to quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 comprises inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3 comprises financial instruments with inputs for estimating fair value that are not based on observable market data.

Measurement at fair value at 06/30/2026	Level 1	Level 2	Level 3
Financial assets at fair value
Mutual funds	4,027,070	—	—
Moolec Science S.A. shares	186,550	—	—
Other investments	814,691	—	—
Financial liability at fair value
Trade and other payables	—	57,237	—

Measurement at fair value at 06/30/2025	Level 1	Level 2	Level 3
Financial assets at fair value
Mutual funds	13,351,540	—	—
Moolec Science S.A. shares	976,425	—	—
Other investments	919,007	—	—
Financial liability at fair value
Trade and other payables	—	3,135,008	—
Consideration for acquisition	1,083,814	—	—

Estimation of fair value

The fair value of marketable securities, mutual funds, shares and US Treasury Bills is calculated using the market approach using quoted prices in active markets for identical assets. The quoted marked price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

The Group’s financial liabilities, which were not traded in an active market, were determined using valuation techniques that maximize the use of available market information and thus rely as little as possible on specific estimates of the entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instruments are included in level 2.

If one or more of the significant inputs is not based on observable market data, the instruments are included in level 3.

The Group’s policy is to recognize transfers between different categories of the fair value hierarchy at the time they occur or when there are changes in the circumstances that cause the transfer. There were no transfers between levels of the fair value hierarchy. There were no changes in economic or business circumstances affecting fair value.

Financial instruments not measured at fair value

The financial instruments not measured at fair value include cash and cash equivalents, trade accounts receivable, other accounts receivable, trade payables and other debts, borrowings, financed payments and convertible notes.

The carrying value of financial instruments not measured at fair value does not differ significantly from their fair value, except for borrowings (Note 7.12).

Management estimates that the carrying value of the financial instruments measured at amortized cost approximates their fair value.